Share Capital (Details) - USD ($)						1 Months Ended		9 Months Ended
	Jul. 13, 2023	Jan. 12, 2023	Apr. 13, 2022	Jan. 11, 2022	Jan. 01, 2022	Jun. 28, 2023	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Share Capital [Line Items]
Number of shares issued						500,000			210,319
Description of issuance								As of the date of issuance of these financial statements total outstanding common shares is 3,902,168 (post 100-to-1 reverse split that was effective as of August 10, 2023), due to the issuance of 1,870,000 shares from a capital raise on October 31, 2023 and the exercise of 180,000 prefunded warrants also issued on October 31, 2023 that were exercised into 177,313 additional common shares on November 1, 2023, as well as the conversion of 900 RSU’s into 900 common shares on October 3, 2023.
Proceeds from exercise of options (in Dollars)						$ 2,250,000
Exercise warrants issued								180,429
Warrants price (in Dollars per share)								$ 23
Company issued per share (in Dollars per share)						$ 4.5		$ 0.65
Description of subsequent								Subsequent to September 30, 2023 the Company issued 1,870,000 common shares at $0.65 per share and also issued 530,000 prefunded warrants with an exercise price of $0.01 and a purchase price of $0.64 per warrant for total gross proceeds of $1,554,700 before offering expenses and other expenses included in share issuance costs.
Gross proceeds (in Dollars)				$ 20,013,043
Sale to public share units								72,157
Public shares per unit (in Dollars per share)								$ 230
Exercisable per share (in Dollars per share)								$ 230
Exercisable term								5 years
Gross Proceeds (in Dollars)								$ 10,936,974
Unit warrants (in Dollars)								$ 5,395,878
Shares issued pre-funded units								14,800
Pre-funded per unit (in Dollars per share)								$ 229
Value, per share (in Dollars per share)								1
Exercise price per share (in Dollars per share)								$ 230		$ 23
Warrant term years								5 years
Issued pre-funded units (in Dollars)								$ 2,560,400
Minimal exercise price (in Dollars per share)								$ 1
Over-allotment option per share (in Dollars per share)								$ 0.97
Proceeds received on warrants (in Dollars)								$ 13,043
Fair value loss (in Dollars)								$ 962,350
Initial stock price (in Dollars per share)				$ 173
Strike rate (in Dollars per share)				$ 253
Dividend yield percentage				0.00%
Volatility percentage				60.00%
Risk free rate				0.50%
Description of company issued								The Company issued 1,550 common shares, with a fair value of $170,500 ($110.00 per share) to consultants as part of their compensation for services rendered.The Company issued 8,542 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.The Company issued 15,500 common shares, with a fair value of $170,500 ($110.00 per share) to consultants as part of their compensation for services rendered.The Company issued 300 shares with a fair value of $22,200 ($74.00 per share) resulting from a supplier converting RSU’s into common shares. The Company issued 600 shares, with a fair value of $61,800 ($103.00 per share), to a supplier as partial compensation according to their contractual agreements.The Company issued 4,049 shares, with a fair value of $441,296 ($109.00 per share),as payment for the monthly principal repayment of $400,000 on the promissory note. ·The Company issued 6,849 shares, with a fair value of $520,548 ($76.00 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.The Company issued 600 shares, with a fair value of $61,800 ($103.00 per share), to a supplier as partial compensation according to their contractual agreements
Shares reserved percentage								15.00%
Stock discount rate								25.00%
Stock option issued			7,950		200
Stock option exercise price (in Dollars per share)			$ 110		$ 400
Fair value granted (in Dollars)			$ 678,520		$ 54,480
Fair value options (in Dollars)			$ 85.35		$ 272.4
RSU's transactions description								●On March 9, 2022, the Company granted 4,500 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $103.00/share. ● On March 9, 2022, the Company granted 18,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 1,500 RSU’s occurring on the date of the granted and another 1,500 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $103.00/share. ● On April 13, 2022, the Company granted 2,400 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $110.00/share. ● On April 13, 2022, the Company granted 5,850 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 488 RSU’s occurring on the date of the granted and another 488 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $110.00/share. Transactions subsequent to the period end where 900 RSU’s were converted into 900 common shares on October 3, 2023.
Agents options, description								●The Company issued warrants to the placement agents to purchase 4,348 common shares at an exercise price of $253.00 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $173.00, strike rate $253.00, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 525 agent’s options with a fair value of $61,950 with an exercise price of $230.00.As part of the capital raise that occurred on October 31, 2023 as more fully described in the Subsequent Events Note 17, the Company issued 120,000 warrants to the underwriter exerciseable at the lower of: $0.715 per warrant or a cashless exercise with a five year term.
Exercise warrants		180,429						180,429
Warrants issued								180,429
Cashless warrants exercised								210,318
Transactions during the year, description								●On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 100,000 share purchase warrants, exercisable at $230.00 per warrant and with a term of five years.
ClearRF Acquisition [Member]
Share Capital [Line Items]
Shares issued to vendor							1,390
Fair value amount (in Dollars)							$ 190,094
Warrants [member]
Share Capital [Line Items]
Warrants price (in Dollars per share)								$ 23
Ordinary shares [member]
Share Capital [Line Items]
Number of shares issued								1,853,955		448,686
Number of shares outstanding								1,853,955		448,686
Ordinary shares [member] | Common Share Transactions [Member]
Share Capital [Line Items]
Number of shares issued								180,429
Warrants [member]
Share Capital [Line Items]
Number of shares issued								180,429
Proceeds from exercise of options (in Dollars)								$ 3,608,571
Pre-Funded Units [member]
Share Capital [Line Items]
Warrant term years								5 years
Pre-funded warrants issued (in Dollars)								$ 1,106,747
Over-Allotment Option [Member]
Share Capital [Line Items]
Warrant term years								5 years
Additional warrants purchased								13,043
Warrants to purchase shares								13,043
Common shares exercisable per share (in Dollars per share)								$ 230
Option warrant exercisable term description								Each Option Warrant is exercisable immediately and has a term of five years from the issue date.
Option warrants issued (in Dollars)								$ 975,393
Market price per share (in Dollars per share)								$ 173
Initial stock price (in Dollars per share)								173
Strike rate (in Dollars per share)								$ 230
Dividend yield percentage								0.00%
Volatility percentage								60.00%
Risk free rate								0.50%
Placement Agent Warrants [member]
Share Capital [Line Items]
Exercisable term				5 years
Warrant term years				5 years
Warrants issued								4,348
Exercise price per share (in Dollars per share)								$ 253
Fair value of placement agent warrants (in Dollars)				$ 307,189
Common share transactions, description								The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 14,800 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 14,800 common shares that were fully issued.
Stock Options [member]
Share Capital [Line Items]
Option warrant exercisable term description								Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.
Non adjusting Events [Member]
Share Capital [Line Items]
Number of shares issued	514,500
Proceeds from exercise of options (in Dollars)	$ 2,315,250
Company issued per share (in Dollars per share)	$ 4.5